UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  November 16, 2007 to December 17, 2007

  Commission File Number of issuing entity: 333-140804-01

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 (Exact name of issuing entity as specified in its charter)

  Commission File Number of depositor: 333-140804

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  Eurohypo AG, New York Branch
  Nomura Credit & Capital Inc.
  PNC Bank, National Association
  UBS Real Estate Securities, Inc.
  JPMorgan Chase Bank, National Association
  (Exact name of sponsors as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  54-2199297
  54-2199298
  54-2199299
  54-6740339

  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                   21045
  (Address of principal executive offices of the issuing entity) (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                               Registered/reporting pursuant to (check one)

  Title of                  Section    Section     Section    Name of Exchange
  Class                      12(b)      12(g)       15(d)     (If Section 12(b))

  A-1                        ______     ______     ___X___     ___________
  A-1S                       ______     ______     ___X___     ___________
  A-2                        ______     ______     ___X___     ___________
  A-2S                       ______     ______     ___X___     ___________
  A-2SFL                     ______     ______     ___X___     ___________
  A-3                        ______     ______     ___X___     ___________
  A-3S                       ______     ______     ___X___     ___________
  A-1A                       ______     ______     ___X___     ___________
  A-M                        ______     ______     ___X___     ___________
  A-MS                       ______     ______     ___X___     ___________
  A-J                        ______     ______     ___X___     ___________
  A-JS                       ______     ______     ___X___     ___________
  A-JFL                      ______     ______     ___X___     ___________
  B-S                        ______     ______     ___X___     ___________
  C-S                        ______     ______     ___X___     ___________
  D-S                        ______     ______     ___X___     ___________
  X                          ______     ______     ___X___     ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____




  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On December 17, 2007 a distribution was made to holders of J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  Part II - OTHER INFORMATION

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:


        (99.1) Monthly report distributed to holders of J.P. Morgan Chase
               Commercial Mortgage Securities Trust 2007-LDP10, relating to the December 17, 2007 distribution.



     (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.



  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)


  /s/ Bianca Russo
  Bianca Russo, Vice President/Secretary

  Date: December 19, 2007

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10, relating to the December 17, 2007 distribution.